FINANCIAL INSTRUMENTS - Gain/(loss) on derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in fair value of derivative instruments	$ 1,838	$ (6,686)	$ 78,207
Realized gain/(loss) on derivative instruments	21,000	24,967	1,475
Gain on derivatives	$ 22,838	$ 18,281	$ 79,682